Cash and Cash Equivalents: (Details 1) (USD $)	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
US Treasury bills	$ 0		$ 40,000,000
Bank deposits	8,572,105		12,238,554
Money market funds	5,665,723		5,438,816
Total	$ 14,237,828	$ 30,548,624	$ 57,677,370	$ 62,449,366	$ 60,874,004	$ 58,186,478	$ 60,962,813